VAN KAMPEN UNIT TRUSTS, MUNICIPAL SERIES 604

                   INSURED MUNICIPALS INCOME TRUST, SERIES 511

                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 12, 2006

         Notwithstanding anything to the contrary in the prospectus, the reference to "Van Kampen Funds Inc." and its address in the first line of the table appearing under "Underwriting" on page 6 of Prospectus Part I is hereby changed to "SWS Securities Inc., 1201 Elm Street, Suite 4300, Dallas, Texas 75270".

Supplement Dated:  April 13, 2006